Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and other intangible assets

9. Goodwill and other intangible assets

Capitalized software development cost and other intangible assets as of December 31, 2015 and 2016 consist of the following:

	December 31, 2015								December 31, 2016
	Gross Carrying Amount		Accumulated Amortization		Accumulated Impairment		Net Carrying Amount		Gross Carrying Amount		Accumulated Amortization		Accumulated Impairment		Net Carrying Amount
	(In millions of Korean Won)
Capitalized software development cost	~~W~~	29,558	~~W~~	(24,174)	~~W~~	(5,384)	~~W~~	—	~~W~~	29,558	~~W~~	(24,174)	~~W~~	(5,384)	~~W~~	—
Acquired intangible assets
Product technology		18,599		(12,543)		(6,033)		23		18,599		(12,564)		(6,033)		2
IPR&D technology		8,503		—		(8,503)		—		8,503		—		(8,503)		—
Trademarks		586		(440)		(37)		109		595		(464)		(42)		89
Others		3,078		(1,089)		(1,989)		—		3,078		(1,089)		(1,989)		—

Total	~~W~~	60,324	~~W~~	(38,246)	~~W~~	(21,946)	~~W~~	132	~~W~~	60,333	~~W~~	(38,291)	~~W~~	(21,951)	~~W~~	91

The Company capitalized ~~W~~548 million of R&D costs in accordance with ASC 985, Costs of Software to be Sold, Leased, or Marketed in 2013.

All of the Company’s intangible assets other than goodwill and IPR&D are subject to amortization. No significant residual value is estimated for the intangible assets. Aggregate amortization expenses for intangible assets for the years ended December 31, 2014, 2015 and 2016 were ~~W~~4,039 million, ~~W~~3,999 million and ~~W~~45 million, respectively.

The Company recognized impairment loss of ~~W~~4,605 million for capitalized software cost for Ragnarok Online II in 2015.

The Company recognized impairment loss of ~~W~~34 million and ~~W~~5 million for trademarks in 2015 and 2016, respectively.

Expected amortization expenses related to the current net carrying amount of intangible assets are as follows:

	(In millions of Korean Won)
2017	~~W~~	26
2018		19
2019		13
2020		10
2021 and thereafter		23

	~~W~~	91

Changes in goodwill balances for the years ended December 31, 2014, 2015 and 2016 are as follows:

	2014		2015		2016
	(In millions of Korean Won)
Balance at beginning of the year
Goodwill	~~W~~	8,232	~~W~~	8,232	~~W~~	8,232
Accumulated impairment losses		(7,022)		(7,022)		(8,232)

		1,210		1,210		—

Impairment losses		—		(1,210)		—
Balance at end of the year
Goodwill		8,232		8,232		8,232
Accumulated impairment losses		(7,022)		(8,232)		(8,232)

	~~W~~	1,210	~~W~~	—	~~W~~	—

The Company performed its annual impairment test for goodwill at its reporting unit using data as of December 31, 2014 and 2015. In performing the valuations, the Company used cash flows, which reflected management’s forecasts and discount rates which reflect the risks associated with the current market. Prior to performing the two-step impairment test for goodwill, the Company performed a qualitative assessment for the reporting unit.

In 2014, the Company concluded not to recognize impairment loss for goodwill as the fair value of the business reporting unit was determined to be greater than its carrying amount.

In performing the annual impairment test for goodwill for NeoCyon in 2015, the fair value of the business reporting unit NeoCyon was determined to be lower than its carrying amount. Therefore, during the fiscal year ended December 31, 2015, the Company recorded impairment losses of ~~W~~1,210 million in reporting unit of NeoCyon due to the overall decline in the fair value of the reporting unit and uncertainty of the future. The fair value of the reporting unit was estimated principally using the expected present value of the future cash flows.

The Company did not perform its annual impairment test for goodwill in fiscal year 2016 since its carrying amount subject to the impairment test became nil.